Schedule III Supplementary Insurance Information	12 Months Ended
Dec. 31, 2011
Supplementary Insurance Information [Abstract]
Supplementary Insurance Information
Schedule III
Supplementary Insurance Information

	At December 31,
	2011	2010
	(In thousands)

Deferred Policy acquisition cost:
Life Insurance	$111,968	104,433
Home Service Insurance	24,332	21,251
Other Non-Insurance Enterprises	-	-
Total consolidated deferred policy acquisition costs	$136,300	125,684

Future policy benefit reserves and policy claims payable:
Life Insurance	$517,869	462,354
Home Service Insurance	242,325	233,332
Other Non-Insurance Enterprises	-	-
Total consolidated future policy benefit reserves and policy claims payable	$760,194	695,686

Unearned premiums:
Life Insurance	$693	1,373
Home Service Insurance	214	193
Other Non-Insurance Enterprises	-	-
Total consolidated unearned premiums	$907	1,566

Other policy claims and benefits payable:
Life Insurance	$38,929	34,999
Home Service Insurance	4,816	4,799
Other Non-Insurance Enterprises	-	-
Total consolidated other policy claims and benefits payable	$43,745	39,798

See accompanying report of independent registered public accounting firm.